Segmented Information	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Segmented Information
26.	Segmented Information
Operating Segments
The Company’s reportable operating segments, which are the components of the Company’s business where discrete financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Three Months Ended June 30, 2024
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo	$129,466	$23,337	$20,783	$85,346	$105,795	$2,638,316

Sudbury 1	13,383	2,272	7,530	3,581	11,106	250,227

Constancia	15,640	2,791	2,143	10,706	12,849	71,769

San Dimas	16,021	4,320	1,971	9,730	11,701	140,542

Stillwater	6,190	1,090	1,106	3,994	5,100	209,162

Other 2	1,450	256	324	870	1,195	903,067

Total gold interests	$182,150	$34,066	$33,857	$114,227	$147,746	$4,213,083

Silver

Peñasquito	$42,599	$6,667	$7,197	$28,735	$35,932	$261,561

Antamina	26,365	5,270	7,758	13,337	21,095	506,396

Constancia	12,122	2,614	2,574	6,934	9,508	172,475

Other 3	30,205	4,363	4,506	21,336	21,614	624,616

Total silver interests	$111,291	$18,914	$22,035	$70,342	$88,149	$1,565,048

Palladium

Stillwater	$4,210	$753	$1,846	$1,611	$3,457	$216,696

Platreef	-	-	-	-	-	78,815

Total palladium interests	$4,210	$753	$1,846	$1,611	$3,457	$295,511

Platinum

Marathon	$-	$-	$-	$-	$-	$9,451

Platreef	-	-	-	-	-	57,585

Total platinum interests	$-	$-	$-	$-	$-	$67,036

Cobalt

Voisey’s Bay	$1,413	$274	$1,127	$12	$2,081	$346,874

Total mineral stream interests	$299,064	$54,007	$58,865	$186,192	$241,433	$6,487,552

Other

General and administrative				$(10,241)	$(8,962)

Share based compensation				(6,241)	-

Donations and community investments				(703)	(614)

Finance costs				(1,299)	(1,057)

Other				5,122	3,668

Income tax				(50,513)	(75)

Total other				$(63,875)	$(7,040)	$759,530

Consolidated				$122,317	$234,393	$7,247,082

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the operating Marmato gold interest as well as the non-operating
Minto, Copper World, Santo Domingo, Fenix, Blackwater, Curipamba, Marathon, Goose, Cangrejos, Platreef, Curraghinalt and Kudz Ze Kayah gold interests.

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Marmato and Cozamin silver interests as well as the non-operating
Stratoni, Aljustrel, Minto, Pascua-Lama, Copper World, Navidad, Blackwater, Curipamba, Mineral Park and Kudz Ze Kayah silver interests.

Three Months Ended June 30, 2023
(in thousands)	Sales	Cost of Sales	Depletion	Gain on Disposal 1	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo	$91,350	$19,351	$15,209	$-	$56,790	$71,999	$2,356,169

Sudbury 2	9,549	1,910	4,892	-	2,747	7,579	274,048

Constancia	19,090	4,004	3,037	-	12,049	15,085	90,469

San Dimas	22,532	7,131	2,947	-	12,454	15,401	150,154

Stillwater	4,356	785	1,120	-	2,451	3,571	213,663

Other 3	2,634	1,494	246	-	894	1,252	537,197

Total gold interests	$149,511	$34,675	$27,451	$-	$87,385	$114,887	$3,621,700

Silver

Peñasquito	$46,291	$8,475	$7,775	$-	$30,041	$37,816	$279,872

Antamina	23,302	4,523	6,794	-	11,985	18,780	532,828

Constancia	16,322	4,142	4,212	-	7,968	12,180	186,452

Other 4	21,166	5,094	3,068	5,027	18,031	15,878	482,572

Total silver interests	$107,081	$22,234	$21,849	$5,027	$68,025	$84,654	$1,481,724

Palladium

Stillwater	$4,879	$887	$1,510	$-	$2,482	$3,993	$224,099

Platinum

Marathon	$-	$-	$-	$-	$-	$-	$9,448

Cobalt

Voisey’s Bay	$3,501	$846	$3,664	$-	$(1,009)	$4,335	$354,195

Total mineral stream interests	$264,972	$58,642	$54,474	$5,027	$156,883	$207,869	$5,691,166

Other

General and administrative					$(10,216)	$(9,544)

Share based compensation					(4,484)	-

Donations and community investments					(1,940)	(1,738)

Finance costs					(1,352)	(999)

Other					8,692	7,776

Income tax					(6,135)	(988)

Total other					$(15,435)	$(5,493)	$1,188,739

Consolidated					$141,448	$202,376	$6,879,905

1)	See Note 12 for more information.
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
3)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Marmato gold interests as well as the non-operating
Minto, 777, Copper World, Santo Domingo, Fenix, Blackwater, Marathon, Curipamba, Goose and Cangrejos gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.

4)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Aljustrel, Cozamin and Marmato silver interests and the non-operating
 Minto,
777, Loma de La Plata, Stratoni, Pascua-Lama, Copper World, Blackwater and Curipamba silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine. On September 12, 2023, it was announced that the production of zinc and lead concentrates at Aljustrel will be halted from September 24, 2023 until the second quarter of 2025.

Six Months Ended June 30, 2024
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo	$247,317	$47,472	$43,103	$156,742	$199,845	$2,638,316

Sudbury 1	21,844	3,923	12,258	5,663	17,920	250,227

Constancia	57,363	11,251	8,496	37,616	46,112	71,769

San Dimas	32,469	9,322	4,180	18,967	23,147	140,542

Stillwater	11,073	1,965	2,307	6,801	9,108	209,162

Other 2	2,773	494	661	1,618	2,279	903,067

Total gold interests	$372,839	$74,427	$71,005	$227,407	$298,411	$4,213,083

Silver

Peñasquito	$86,249	$14,942	$14,671	$56,636	$71,307	$261,561

Antamina	44,453	8,835	13,134	22,484	35,618	506,396

Constancia	29,358	7,116	7,108	15,134	22,242	172,475

Other 3	47,889	7,433	7,583	32,873	37,433	624,616

Total silver interests	$207,949	$38,326	$42,496	$127,127	$166,600	$1,565,048

Palladium

Stillwater	$8,887	$1,622	$3,971	$3,294	$7,265	$216,696

Platreef	-	-	-	-	-	78,815

Total palladium interests	$8,887	$1,622	$3,971	$3,294	$7,265	$295,511

Platinum

Marathon	$-	$-	$-	$-	$-	$9,451

Platreef	-	-	-	-	-	57,585

Total platinum interests	$-	$-	$-	$-	$-	$67,036

Cobalt

Voisey’s Bay	$6,195	$1,187	$5,069	$(61)	$9,087	$346,874

Total mineral stream interests	$595,870	$115,562	$122,541	$357,767	$481,363	$6,487,552

Other

General and administrative				$(20,705)	$(24,920)

Share based compensation				(7,522)	(11,129)

Donations and community investments				(2,273)	(1,988)

Finance costs				(2,741)	(2,182)

Other				12,317	12,820

Income tax				(50,485)	(191)

Total other				$(71,409)	$(27,590)	$759,530

Consolidated				$286,358	$453,773	$7,247,082

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the operating Marmato gold interest as well as the non-operating
Minto, Copper World, Santo Domingo, Fenix, Blackwater, Curipamba, Marathon, Goose, Cangrejos, Platreef, Curraghinalt and Kudz Ze Kayah gold interests.

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Marmato and Cozamin silver interests as well as the non-operating
Stratoni, Aljustrel, Minto, Pascua-Lama, Copper World, Navidad, Blackwater, Curipamba, Mineral Park and Kudz Ze Kayah silver interests.

Six Months Ended June 30, 2023
(in thousands)	Sales	Cost of Sales	Depletion	Gain on Disposal 1	Net Earnings (Loss)	Cash Flow From Operations	Total Assets

Gold

Salobo	$159,825	$34,471	$27,093	$-	$98,261	$125,353	$2,356,169

Sudbury 2	17,866	3,657	9,368	-	4,841	13,925	274,048

Constancia	31,615	6,742	5,114	-	19,759	24,873	90,469

San Dimas	42,812	13,782	5,711	-	23,319	29,030	150,154

Stillwater	8,343	1,483	2,189	-	4,671	6,860	213,663

Other 3	8,247	5,576	498	-	2,173	2,407	537,197

Total gold interests	$268,708	$65,711	$49,973	$-	$153,024	$202,448	$3,621,700

Silver

Peñasquito	$80,162	$15,043	$13,802	$-	$51,317	$65,119	$279,872

Antamina	41,897	8,229	12,540	-	21,128	33,668	532,828

Constancia	24,674	6,387	6,495	-	11,792	18,288	186,452

Other 4	46,025	11,572	5,812	5,027	33,668	35,925	482,572

Total silver interests	$192,758	$41,231	$38,649	$5,027	$117,905	$153,000	$1,481,724

Palladium

Stillwater	$9,614	$1,752	$2,713	$-	$5,149	$7,862	$224,099

Platinum

Marathon	$-	$-	$-	$-	$-	$-	$9,448

Cobalt

Voisey’s Bay	$8,357	$1,912	$8,138	$-	$(1,693)	$8,820	$354,195

Total mineral stream interests	$479,437	$110,606	$99,473	$5,027	$274,385	$372,130	$5,691,166

Other

General and administrative					$(20,315)	$(23,384)

Share based compensation					(11,881)	(16,675)

Donations and community investments					(3,318)	(3,146)

Finance costs					(2,731)	(2,066)

Other					16,254	14,955

Income tax					445	(4,332)

Total other					$(21,546)	$(34,648)	$1,188,739

Consolidated					$252,839	$337,482	$6,879,905

1)	See Notes 12 for more information.
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
3)
Where a gold interest represents less than 10%
of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Marmato gold interests as well as the non-operating Minto, 777, Copper World, Santo Domingo, Fenix, Blackwater, Marathon, Curipamba, Goose and Cangrejos gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.

4)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Aljustrel, Cozamin and Marmato silver interests and the non-operating
 Minto,
777, Loma de La Plata, Stratoni, Pascua-Lama, Copper World, Blackwater and Curipamba silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine. On September 12, 2023, it was announced that the production of zinc and lead concentrates at Aljustrel will be halted from September 24, 2023 until the second quarter of 2025.

Geographical Areas
The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in the tables below:

	Sales					Carrying Amount at June 30, 2024

(in thousands)	Three Month Ended Jun 30, 2024		Six Months Ended Jun 30, 2024		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America

Canada	$14,796	5%	$28,039	5%	$710,047	$165,985	$-	$9,452	$346,874	$1,232,358

United States	10,400	3%	19,960	3%	209,163	26,299	216,696	-	-	452,158

Mexico	63,876	21%	128,506	22%	140,539	375,761	-	-	-	516,300

Europe

Portugal	6,649	2%	12,469	2%	-	16,989	-	-	-	16,989

Sweden	18,100	6%	25,229	4%	-	26,115	-	-	-	26,115

UK	-	0%	-	0%	20,342	-	-	-	-	20,342

South America

Argentina/Chile 1	-	0%	-	0%	-	253,512	-	-	-	253,512

Argentina	-	0%	-	0%	-	10,889	-	-	-	10,889

Chile	-	0%	-	0%	56,281	-	-	-	-	56,281

Brazil	129,466	43%	247,317	42%	2,638,316	-	-	-	-	2,638,316

Peru	54,127	19%	131,174	21%	71,769	678,867	-	-	-	750,636

Ecuador	-	0%	-	0%	49,998	3,850	-	-	-	53,848

Colombia	1,650	1%	3,176	1%	40,922	6,781	-	-	-	47,703

Africa	-	-

South Africa	-	0%	-	0%	275,706	-	78,815	57,584	-	412,105

Consolidated	$299,064	100%	$595,870	100%	$4,213,083	$1,565,048	$295,511	$67,036	$346,874	$6,487,552

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.

	Sales					Carrying Amount at December 31, 2023

(in thousands)	Three Month Ended Jun 30, 2023		Six Months Ended Jun 30, 2023		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America

Canada	$14,982	6%	$33,555	7%	$708,402	$141,292	$-	$9,451	$350,816	$1,209,961

United States	9,235	3%	17,958	4%	211,470	971	220,667	-	-	433,108

Mexico	73,342	28%	130,980	28%	144,719	396,490	-	-	-	541,209

Europe

Portugal	7,499	3%	16,044	3%	-	17,516	-	-	-	17,516

Sweden	8,755	3%	20,709	4%	-	27,017	-	-	-	27,017

UK	-	0%	-	0%	20,198	-	-	-	-	20,198

South America

Argentina/Chile 1	-	0%	-	0%	-	253,514	-	-	-	253,514

Argentina	-	0%	-	0%	-	10,889	-	-	-	10,889

Chile	-	0%	-	0%	56,538	-	-	-	-	56,538

Brazil	91,351	35%	159,824	34%	2,681,419	-	-	-	-	2,681,419

Peru	58,713	22%	98,187	20%	80,265	699,107	-	-	-	779,372

Ecuador	-	0%	-	0%	39,455	3,779	-	-	-	43,234

Colombia	1,095	0%	2,180	0%	41,583	6,883	-	-	-	48,466

Consolidated	$264,972	100%	$479,437	100%	$3,984,049	$1,557,458	$220,667	$9,451	$350,816	$6,122,441

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.